2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 62 .0%
U.S. Fixed Income — 47.2%
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,693,404 16,646,166
Fidelity Advisor Capital & Income Fund - Class Z 655,219 7,901,947
Guggenheim Total Return Bond Fund - Class I . 694,168 15,695,128
PGIM Total Return Bond Fund - Class R6 .... 1,366,347 15,617,342
PIMCO Low Duration Income Fund - Class I .. 2,653,391 21,359,796
77,220,379
International Fixed Income — 14.8%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 2,792,571 24,099,887
24,099,887
Total Registered Investment Companies
( Cost $ 103,145,686 ) ................ 101,320,266
Money Market Registered Investment Companies — 37 .8%
Meeder Government Money Market Fund ,
3.72%
(1)
........................ 61,871,954 61,871,954
Total Money Market Registered Investment
Companies
( Cost $ 61,871,954 ) ................. 61,871,954
Total Investments — 99 .8%
(Cost $ 165,017,640 ) ................ 163,192,220
Other Assets less Liabilities — 0 .2% ....... 336,314
Total Net Assets — 100 .0% ............. 163,528,534
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(2)
Meeder Balanced Fund - Retail Class ....... 1,819 26,520
Meeder Conservative Allocation Fund - Retail
Class .......................... 254 6,121
Meeder Dynamic Allocation Fund - Retail Class 3,578 58,963
Meeder Muirfield Fund - Retail Class ....... 2,231 24,987
Total Trustee Deferred Compensation
(Cost $ 81,321 ) .................... 116,591
(1) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(2) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.